Fair Value Measurement - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012	Nov. 27, 2012	Mar. 30, 2012	Mar. 13, 2012	Sep. 30, 2010	Dec. 31, 2012 Senior Notes, 2.50% Due 2017 [Member]	Dec. 31, 2012 Senior Notes, 3.25% Due 2015 [Member]	Dec. 31, 2011 Senior Notes, 3.25% Due 2015 [Member]	Sep. 30, 2010 Senior Notes, 3.25% Due 2015 [Member]	Dec. 31, 2012 Senior Notes, 4.95% Due 2022 [Member]	Mar. 31, 2012 Senior Notes, 4.95% Due 2022 [Member]	Jan. 03, 2012 Senior Notes, 4.95% Due 2022 [Member]	Dec. 31, 2012 Credit Agreement [Member]	Dec. 31, 2011 Credit Agreement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of outstanding balances													$ 525	$ 497
Senior notes interest rate percentage	2.50%	2.50%	4.95%	4.95%	3.25%	2.50%	3.25%		3.25%	4.95%	4.95%	4.95%
Debt Securities Issued Amount	500					500	250	250	250	350	350
Debt Instrument, Fair Value							$ 259			$ 374